Employee benefit plans - Pension Investment Asset Allocation (Details)	Dec. 31, 2018	Dec. 31, 2017
Domestic
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	100.00%	100.00%
Domestic | Equities
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	52.00%	63.00%
Domestic | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	45.00%	33.00%
Domestic | Alternative investment
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	2.00%	2.00%
Domestic | Private equities
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	1.00%	1.00%
Domestic | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	0.00%	0.00%
Domestic | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	0.00%	1.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	100.00%	100.00%
Foreign | Equities
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	48.00%	51.00%
Foreign | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	36.00%	33.00%
Foreign | Alternative investment
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	9.00%	9.00%
Foreign | Private equities
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	0.00%	0.00%
Foreign | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	4.00%	4.00%
Foreign | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension benefits	3.00%	3.00%